OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES
7.	OTHER NON-CURRENT LIABILITIES

		As of December 31,
	Note	2020	2021

Unrecognized tax benefits	9	55,943	75,288
Deferred income tax liabilities	9	62,044	—
Total		117,987	75,288

7.	OTHER NON-CURRENT LIABILITIES (continued)

Fang issued convertible notes to certain institutional investors in 2015, and an aggregate amount of US$250 million of such convertible notes remained outstanding as of June 11, 2019. These convertible notes bear an interest rate of 1.5% per annum until due in 2022. The holders have the right, from time to time, to convert all or any portion of the convertible notes into Fang’s Class A ordinary shares at an initial conversion rate of 27.9086 Fang’s Class A ordinary shares per US$1,000 principal amount, subject to adjustment under the terms of the convertible notes. In connection with the separation and distribution, the Company agreed to issue a warrant to each of the holders of such convertible notes, which entitled them to purchase for nominal consideration such number of CIH’s Class A ordinary shares as calculated based on the number of Fang Class A ordinary shares upon the assumed conversion of the convertible notes immediately prior to or on the record date if and only if such holders subsequently decide to convert the convertible notes. The holders will be able to purchase up to 6,977,150 Class A ordinary shares in the aggregate based on the initial conversion rate into Fang’s Class A ordinary shares and a one-for-one distribution rate into CIH’s Class A ordinary shares.

In the event that holders subsequently decide not to convert the convertible notes, and instead, demand payment of principal and accrued interest upon maturity of the convertible notes, the warrants will be canceled and the right to purchase CIH’s Class A ordinary shares will be forfeited.

On October 28 and December 31, 2019, Fang repurchased portion of the convertible notes from certain holders in an amount of US$55 million and US$28 million, respectively. The relative warrants were cancelled and the right to purchase the CIH’s Class A ordinary shares was forfeited, correspondingly.

As a result of a winding-up petition against Fang in November 2020 and pursuant to the terms of the convertible notes, the outstanding principal of, and accrued and unpaid interest on the convertible notes, which were originally due in 2022, became due and payable on December 13, 2020. In 2021, the Company entered into settlement deeds with Fang and the holders of the convertible notes pursuant to which Fang and the Company each agreed to repay 50% of the total amount of US$168.0 million by installment in 2021 to the holders of the convertible notes.

The Company repaid to the holders of the convertible notes on behalf of Fang: 1) US$42.4 million (including US$0.2 million of interest expenses in 2021) in September 2021 and 2) US$41.8 million in November 2021, respectively. In addition, Fang repaid to the holders of the convertible notes: 1) US$42.4 million in September 2021 (including US$0.2 million of interest expenses in 2021) and 2) US$41.8 million in November 2021, respectively. Consequently, the remaining warrants have been canceled and the right to purchase CIH’s Class A ordinary shares has been forfeited.

The following was a summary of the outstanding and exercisable warrants balance:

	For the year ended December 31,
Number of Warrants	2020	2021
Outstanding as of the beginning of the year	4,662,411	4,662,411
Issuance	—	—
Cancelled	—	(4,662,411)
Outstanding as of the end of the year	4,662,411	—

7.	OTHER NON-CURRENT LIABILITIES (continued)

The fair values of the warrants were remeasured at the end of each reporting period, which were included in other non-current liabilities, using the binomial option pricing model with the following assumptions:

	As of December 31,
	2020	2021
Expected volatility	48%	—
Expected dividends yield	nil	—
Expected term (in years)	1.73 ~1.84 years	—
Risk-free interest rate per annum	0.12%~0.13%	—

The risk-free interest rate was based on the U.S. Treasury rate for the expected remaining life of the warrants. The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s warrants. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the expected term to exercise the warrants.

The movement of the warrants was as follows:

	For the Year Ended December 31,
	2019	2020	2021
Balance as of the beginning of the year	—	1,374	—
Issuance	207	—	—
Change in fair value	1,152	(1,359)	—
Foreign currency translation adjustment	15	(15)	—
Balance as of the end of the year	1,374	—	—